Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000130748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Accumulated Value	$ 9,746		$ 9,963	$ 10,376	$ 10,726	$ 10,897	$ 10,972	$ 11,760	$ 11,663	$ 12,710	$ 14,068	$ 15,126
C000130749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,143	10,486	10,760	10,849	10,843	11,533	11,355	12,280	13,490	14,389
C000130750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,248	10,706	11,100	11,297	11,417	12,259	12,190	13,318	14,773	15,936
C000130751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,025,373	1,071,605	1,110,111	1,131,217	1,142,832	1,227,820	1,222,294	1,336,042	1,482,138	1,599,109
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index (broad-based index)
Accumulated Value	10,000		10,650	10,793	10,692	11,769	12,523	12,634	11,137	11,093	11,972	12,419
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,374	$ 10,978	$ 11,560	$ 11,950	$ 12,018	$ 13,040	$ 13,063	$ 14,249	$ 15,643	$ 16,760